RYDEX SERIES FUNDS
                              RYDEX VARIABLE TRUST

                        U.S. GOVERNMENT MONEY MARKET FUND

                    SUPPLEMENT DATED DECEMBER 29, 2006 TO THE
  RYDEX SERIES FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS, RYDEX SERIES FUNDS
   ADVISOR AND H-CLASS SHARES PROSPECTUS AND RYDEX SERIES FUNDS INVESTOR AND H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2006 AND TO THE RYDEX VARIABLE TRUST
                          PROSPECTUS DATED MAY 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS AND RYDEX VARIABLE TRUST PROSPECTUSES (THE "PROSPECTUSES") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES, AS APPLICABLE.


The Rydex Series U.S. Government Money Market Fund and the Rydex Variable U.S. Government Money Market Fund will consider January 2, 2007 to be a "Business Day," notwithstanding the language in the prospectus that a "Business Day" shall be any day that the New York Stock Exchange ("NYSE") is open for business. The NYSE has announced that it will be closed on January 2, 2007 in observation of President Ford's death.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.